Stock-Based Compensation - RSU and PSU Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restricted Stock Units
Weighted Average Grant Price
Beginning balance (in dollars per share)	$ 116	$ 117	$ 123
Granted (in dollars per share)	112	125	115
Released (in dollars per share)	114	120	126
Canceled/forfeited/performance adjusted (in dollars per share)	116	119	121
Kyndryl separation - cancellation (in dollars per share)		119
Ending balance (in dollars per share)	$ 115	$ 116	$ 117
Number of Units
Beginning balance (in shares)	19,038,480	16,896,704	11,326,628
Granted (in shares)	11,447,966	9,566,307	10,651,955
Released (in shares)	(7,013,530)	(4,582,159)	(3,781,240)
Canceled/forfeited/performance adjusted (in shares)	(2,420,002)	(2,072,800)	(1,300,639)
Kyndryl separation - adjustment (in shares)		660,089
Kyndryl separation - cancellation (in shares)		(1,429,661)
Ending balance (in shares)	21,052,914	19,038,480	16,896,704
Performance Share Units
Weighted Average Grant Price
Beginning balance (in dollars per share)	$ 118	$ 120	$ 126
Granted (in dollars per share)	110	129	117
Released (in dollars per share)	114	129	137
Canceled/forfeited/performance adjusted (in dollars per share)	116	124	125
Kyndryl separation - cancellation (in dollars per share)		119
Ending balance (in dollars per share)	$ 117	$ 118	$ 120
Number of Units
Beginning balance (in shares)	3,728,857	3,551,500	2,856,450
Granted (in shares)	1,237,019	1,561,120	1,582,666
Performance adjustments (in shares)	(362,247)	(223,397)	(70,089)
Released (in shares)	(679,601)	(581,397)	(630,974)
Canceled/forfeited/performance adjusted (in shares)	(720,197)	(453,178)	(256,642)
Kyndryl separation - adjustment (in shares)		120,428
Kyndryl separation - cancellation (in shares)		(469,616)
Ending balance (in shares)	3,566,078	3,728,857	3,551,500